Segmented information (Tables)	12 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
Schedule of segment reporting information

Total Assets by Segment	December 31, 2019	December 31, 2018
Bermuda	5,220,016	5,387,347
Cayman	3,839,074	3,705,468
Channel Islands and the UK	5,108,357	1,966,547
Other	35,148	30,035
Total assets before inter-segment eliminations	14,202,595	11,089,397
Less: inter-segment eliminations	(281,020)	(316,219)
Total	13,921,575	10,773,178

2019	Net interest income		Provision for credit recoveries (losses)	Non-interest income	Net revenue before gains and losses	Gains and losses	Total net revenue	Total expenses	Net income
Year ended December 31	Customer	Inter- segment
Bermuda	182,674	1,236	(3,088)	89,114	269,936	2,172	272,108	209,417	62,691
Cayman	113,493	1,071	1,893	51,853	168,310	570	168,880	61,057	107,823
Channel Islands and the UK	49,486	(2,307)	1,379	34,319	82,877	43	82,920	74,217	8,703
Other	49	—	—	22,119	22,168	(18)	22,150	24,292	(2,142)
Total before eliminations	345,702	—	184	197,405	543,291	2,767	546,058	368,983	177,075
Inter-segment eliminations	—	—	—	(13,430)	(13,430)	—	(13,430)	(13,430)	—
Total	345,702	—	184	183,975	529,861	2,767	532,628	355,553	177,075

2018	Net interest income		Provision for credit recoveries (losses)	Non-interest income	Net revenue before gains and losses	Gains and losses	Total net revenue	Total expenses	Net income
Year ended December 31	Customer	Inter- segment
Bermuda	202,901	2,383	6,823	87,352	299,459	(20)	299,439	202,318	97,121
Cayman	102,793	416	1,297	47,781	152,287	349	152,636	60,666	91,970
Channel Islands and the UK	37,276	(2,799)	(1,129)	26,824	60,172	(1,185)	58,987	50,353	8,634
Other	19	—	—	15,157	15,176	1	15,177	17,718	(2,541)
Total before eliminations	342,989	—	6,991	177,114	527,094	(855)	526,239	331,055	195,184
Inter-segment eliminations	—	—	—	(8,428)	(8,428)	—	(8,428)	(8,428)	—
Total	342,989	—	6,991	168,686	518,666	(855)	517,811	322,627	195,184

2017	Net interest income		Provision for credit recoveries (losses)	Non-interest income	Net revenue before gains and losses	Gains and losses	Total net revenue	Total expenses	Net income
Year ended December 31	Customer	Inter- segment
Bermuda	178,600	1,324	4,618	81,416	265,958	2,785	268,743	192,293	76,450
Cayman	86,074	3	1,033	46,004	133,114	(28)	133,086	59,400	73,686
Channel Islands and the UK	24,978	(1,367)	186	24,445	48,242	(1,488)	46,754	43,758	2,996
Other	92	40	—	11,424	11,556	—	11,556	11,436	120
Total before eliminations	289,744	—	5,837	163,289	458,870	1,269	460,139	306,887	153,252
Inter-segment eliminations	—	—	—	(5,464)	(5,464)	—	(5,464)	(5,464)	—
Total	289,744	—	5,837	157,825	453,406	1,269	454,675	301,423	153,252